INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 19 - INTANGIBLE ASSETS

			Use of the	Intangible
	Concession		public	assets in
	Rights	Software	property	progress	Impairment	Others	Total
Average depreciation rate per year	3.30%	20.00%	3.30%	0.00%	—	3.40%	0.00%
Costs	80,725,923	473,331	306,888	505,533	—	322,737	82,334,412
Accumulated Amortization and Impairment	(1,576,595)	(360,798)	(89,084)	—	(152,988)	(174,366)	(2,353,831)
Balance on December 31, 2022	79,149,328	112,533	217,804	505,533	152,988	148,371	79,980,581
Acquisition of investee control	1,188,150	231	4,635	867	—	72,767	1,266,650
Additions	938	1,225	995	233,689	—	52,029	288,876
Write-offs	(59,325)	(618)	—	(179)	76,378	(74,010)	(57,754)
Amortizations	(1,584,994)	(17,733)	(8,085)	—	—	(27,995)	(1,638,807)
Transfers assets held for sale	—	(295)	—	(2,173)	460	333	(1,675)
Transfers	31,466	174,650	—	(175,177)	(1,359)	(1,210)	28,370
Balance on December 31, 2023	78,725,563	269,993	215,349	562,560	(77,509)	170,285	79,866,241
Costs	81,960,541	633,504	314,044	562,560	—	396,819	83,867,468
Accumulated Amortization and Impairment	(3,234,978)	(363,511)	(98,695)	—	(77,509)	(226,534)	(4,001,227)

In June 2022, the signature of new electrical power generation concession agreements resulted in a significant increase in intangible asset of the Company, totaling R$75,021,259. For more information, see note 1.2.3

			Use of the	Intangible
	Concession		public	assets in
	Rights	Software	property	progress	Impairment	Others	Total
Average depreciation rate per year	2.97%	20.00%	1.91%	—	—	4.82%	—
Costs	4,858,374	585,584	107,547	456,897	—	169,660	6,178,062
Accumulated Amortization and Impairment	(528,812)	(465,487)	(19,479)	—	(71,451)	(100,657)	(1,185,886)
Balance on December 31, 2021	4,329,562	120,097	88,068	456,897	(71,451)	69,003	4,992,176
Effects of deconsolidation	—	(18,790)	—	(60,403)	—	—	(79,193)
Acquisition of investee control	880,584	463	134,741	4,448	—	109,794	1,130,030
Additions	75,021,253	7,183	—	161,642	(100,153)	10,726	75,100,651
Write-offs	(1,156)	—	—	(5,002)	17,257	(7,754)	3,345
Amortizations	(1,021,931)	(18,198)	(5,005)	—	—	(42,931)	(1,088,065)
Transfers	(58,984)	21,778	—	(52,049)	1,359	9,533	(78,363)
Balance on December 31, 2022	79,149,328	112,533	217,804	505,533	(152,988)	148,371	79,980,581
Costs	80,725,923	473,331	306,888	505,533	—	322,737	82,334,412
Accumulated Amortization and Impairment	(1,576,595)	(360,798)	(89,084)	—	(152,988)	(174,366)	(2,353,831)

Accounting Policy

Intangible assets are initially measured at their cost and subsequently deducted from amortization and impairment loss, if verified. For more information, see note 20.

The Company’s intangible assets are substantially formed by the acquired rights to explore electricity generation projects under the new concession agreements, in connection with Eletrobras privatization process, which took place in 2022.